State Street Corporation

One Lincoln Street

Mail Stop: SUM0703

Boston, MA 02111

September 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)
File Nos. 333-10015, 811-07763
Post Effective Amendment No. 85

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Litman Gregory Masters High Income Alternatives Fund Prospectus and Statement of Additional Information, each dated September 7, 2018, do not differ from those contained in Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on September 6, 2018 (Accession #0001193125-18-268225).

If you have any questions concerning this filing, you may contact me at (617) 662-7193.

Very truly yours,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President

cc:	John Coughlan